Acquisition of the Oriental VIP Room (Tables) (VIP Room [Member])	6 Months Ended
Jun. 30, 2013
VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued and an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Schedule Of Purchase Price [Table Text Block]

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	585,588
Profit interest agreement	56,594,633
Goodwill	606,458

Total Estimated Purchase Price	$57,803,560

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2013	$10,000,000
2014	20,633,000
2015	17,180,997
$47,813,997